JPMorgan Hedged Equity Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	970	66,358
Northrop Grumman Corp.	57	27,064
RTX Corp.	487	47,549
Textron, Inc.	783	75,138
TransDigm Group, Inc.	22	27,354
		243,463
Air Freight & Logistics — 1.0%
FedEx Corp.	185	53,755
United Parcel Service, Inc., Class B	803	119,303
		173,058
Automobile Components — 0.2%
Aptiv plc *	354	28,184
Automobiles — 0.9%
Tesla, Inc. * (a)	959	168,586
Banks — 3.6%
Bank of America Corp. (a)	5,567	211,112
Citigroup, Inc.	463	29,297
Fifth Third Bancorp	2,005	74,620
Truist Financial Corp.	2,395	93,345
US Bancorp	2,070	92,529
Wells Fargo & Co.	2,595	150,373
		651,276
Beverages — 1.9%
Coca-Cola Co. (The) (a)	2,453	150,053
Monster Beverage Corp. *	496	29,423
PepsiCo, Inc.	907	158,672
		338,148
Biotechnology — 2.9%
AbbVie, Inc. (a)	1,257	228,883
Biogen, Inc. * (a)	194	41,927
BioMarin Pharmaceutical, Inc. *	93	8,087
Neurocrine Biosciences, Inc. *	122	16,828
Regeneron Pharmaceuticals, Inc. *	113	108,589
Sarepta Therapeutics, Inc. *	59	7,678
Vertex Pharmaceuticals, Inc. *	246	102,800
		514,792
Broadline Retail — 4.3%
Amazon.com, Inc. * (a)	4,256	767,629
Building Products — 1.3%
Carrier Global Corp.	632	36,756
Masco Corp.	616	48,563
Trane Technologies plc	476	142,833
		228,152

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.1%
Ameriprise Financial, Inc.	60	26,291
Blackstone, Inc.	117	15,388
Charles Schwab Corp. (The)	1,125	81,370
CME Group, Inc.	263	56,744
Goldman Sachs Group, Inc. (The)	152	63,694
Intercontinental Exchange, Inc.	673	92,443
State Street Corp.	633	48,922
		384,852
Chemicals — 2.0%
Dow, Inc.	1,420	82,248
Eastman Chemical Co.	458	45,922
Linde plc	348	161,660
LyondellBasell Industries NV, Class A	445	45,510
PPG Industries, Inc.	163	23,544
		358,884
Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	28	19,231
Communications Equipment — 0.2%
Motorola Solutions, Inc.	91	32,346
Consumer Finance — 0.2%
Capital One Financial Corp.	187	27,779
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp. (a)	226	165,468
Dollar Tree, Inc. *	146	19,416
		184,884
Containers & Packaging — 0.0% ^
International Paper Co.	131	5,096
Distributors — 0.1%
LKQ Corp.	278	14,839
Electric Utilities — 1.9%
Constellation Energy Corp.	147	27,287
NextEra Energy, Inc. (a)	1,721	109,969
PG&E Corp.	5,072	85,004
Southern Co. (The)	1,793	128,605
		350,865
Electrical Equipment — 0.7%
AMETEK, Inc.	89	16,336
Eaton Corp. plc	365	113,977
		130,313
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	502	16,541

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Keysight Technologies, Inc. *	180	28,079
TE Connectivity Ltd.	123	17,932
		62,552
Energy Equipment & Services — 0.1%
Baker Hughes Co.	704	23,577
Entertainment — 0.5%
Netflix, Inc. *	123	74,848
Warner Bros Discovery, Inc. *	889	7,763
		82,611
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B * (a)	597	250,868
Block, Inc. *	105	8,920
Corpay, Inc. *	219	67,623
Fidelity National Information Services, Inc.	247	18,327
Fiserv, Inc. *	372	59,463
Mastercard, Inc., Class A (a)	602	289,949
Visa, Inc., Class A (a)	757	211,164
		906,314
Food Products — 0.8%
Mondelez International, Inc., Class A (a)	2,092	146,475
Ground Transportation — 1.2%
CSX Corp.	944	35,016
Norfolk Southern Corp. (a)	177	45,059
Uber Technologies, Inc. *	1,158	89,160
Union Pacific Corp.	190	46,744
		215,979
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	622	26,578
Becton Dickinson & Co.	113	27,814
Boston Scientific Corp. * (a)	1,873	128,306
Dexcom, Inc. *	154	21,288
Intuitive Surgical, Inc. *	88	35,132
Medtronic plc (a)	1,051	91,622
Stryker Corp.	250	89,552
		420,292
Health Care Providers & Services — 2.6%
Centene Corp. * (a)	684	53,659
CVS Health Corp.	296	23,641
Elevance Health, Inc.	149	77,292
HCA Healthcare, Inc.	37	12,463
Humana, Inc.	86	29,683
McKesson Corp.	52	28,086
UnitedHealth Group, Inc. (a)	480	237,195
		462,019

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.5%
Ventas, Inc.	1,110	48,328
Welltower, Inc.	360	33,651
		81,979
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc. (a)	30	107,654
Chipotle Mexican Grill, Inc. *	37	108,408
Expedia Group, Inc. *	510	70,301
Marriott International, Inc., Class A	180	45,430
McDonald's Corp.	260	73,259
Royal Caribbean Cruises Ltd. *	422	58,635
Yum! Brands, Inc.	591	81,906
		545,593
Household Durables — 0.3%
Lennar Corp., Class A	161	27,716
Toll Brothers, Inc.	186	24,002
		51,718
Household Products — 0.6%
Church & Dwight Co., Inc.	247	25,742
Procter & Gamble Co. (The) (a)	493	79,950
		105,692
Industrial Conglomerates — 0.9%
Honeywell International, Inc. (a)	819	168,009
Industrial REITs — 0.7%
Prologis, Inc.	917	119,466
Insurance — 2.0%
Chubb Ltd.	236	61,244
Globe Life, Inc.	30	3,475
MetLife, Inc.	701	51,970
Principal Financial Group, Inc.	78	6,754
Progressive Corp. (The)	604	124,833
Travelers Cos., Inc. (The)	494	113,708
		361,984
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A * (a)	2,400	362,224
Alphabet, Inc., Class C *	1,782	271,274
Meta Platforms, Inc., Class A (a)	1,000	485,864
		1,119,362
IT Services — 1.0%
Accenture plc, Class A	309	107,033
Cognizant Technology Solutions Corp., Class A	1,028	75,338
		182,371

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.3%
Danaher Corp.	436	109,034
Thermo Fisher Scientific, Inc. (a)	202	117,285
		226,319
Machinery — 1.6%
Deere & Co.	349	143,502
Dover Corp.	162	28,765
Ingersoll Rand, Inc.	281	26,643
Otis Worldwide Corp.	993	98,518
		297,428
Media — 1.1%
Charter Communications, Inc., Class A * (a)	163	47,410
Comcast Corp., Class A	3,223	139,688
Liberty Media Corp-Liberty SiriusXM, Class A *	391	11,621
		198,719
Metals & Mining — 0.2%
Nucor Corp.	145	28,730
Multi-Utilities — 0.2%
CMS Energy Corp.	741	44,737
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp. (a)	274	43,245
ConocoPhillips	936	119,128
Diamondback Energy, Inc.	405	80,348
EOG Resources, Inc. (a)	896	114,536
Exxon Mobil Corp. (a)	2,592	301,238
Pioneer Natural Resources Co.	95	24,839
		683,334
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	576	27,593
Personal Care Products — 0.2%
Kenvue, Inc.	1,995	42,818
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. (a)	2,225	120,688
Eli Lilly & Co. (a)	286	222,188
Johnson & Johnson (a)	715	113,087
Merck & Co., Inc.	861	113,586
		569,549
Professional Services — 0.3%
Leidos Holdings, Inc.	393	51,506
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	398	25,633
Sun Communities, Inc.	141	18,189
		43,822

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc. * (a)	917	165,537
Analog Devices, Inc.	655	129,504
Broadcom, Inc.	104	138,060
Lam Research Corp.	140	135,806
Micron Technology, Inc.	745	87,768
NVIDIA Corp. (a)	1,088	982,518
NXP Semiconductors NV (China)	612	151,708
Qorvo, Inc. *	224	25,728
Teradyne, Inc.	97	10,970
Texas Instruments, Inc. (a)	907	158,050
		1,985,649
Software — 10.3%
Adobe, Inc. * (a)	182	91,907
Cadence Design Systems, Inc. *	109	34,054
Intuit, Inc.	193	125,271
Microsoft Corp. (a)	3,315	1,394,850
Salesforce, Inc.	229	68,990
ServiceNow, Inc. *	185	140,827
		1,855,899
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	428	61,652
SBA Communications Corp.	262	56,810
		118,462
Specialty Retail — 3.1%
AutoNation, Inc. *	105	17,422
AutoZone, Inc. * (a)	44	139,341
Best Buy Co., Inc. (a)	639	52,378
Burlington Stores, Inc. *	172	39,953
Lowe's Cos., Inc. (a)	759	193,428
O'Reilly Automotive, Inc. *	39	44,333
TJX Cos., Inc. (The)	625	63,361
		550,216
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc. (a)	5,769	989,298
Seagate Technology Holdings plc	893	83,142
Western Digital Corp. *	230	15,678
		1,088,118
Tobacco — 0.3%
Altria Group, Inc.	421	18,374
Philip Morris International, Inc.	438	40,066
		58,440
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	51	36,601

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	240	39,204
Total Common Stocks (Cost $9,961,617)		17,625,514
	NO. OF CONTRACTS
Options Purchased — 0.8%
Put Options Purchased — 0.8%
S&P 500 Index
6/28/2024 at USD 4,975.00, European Style
Notional Amount: USD 17,892,638
Counterparty: Exchange-Traded * (Cost $141,218)	34,053	140,639
	SHARES (000)
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (b) (c) (Cost $858,572)	858,572	858,572
Total Investments — 103.4% (Cost $10,961,407)		18,624,725
Liabilities in Excess of Other Assets — (3.4)%		(604,102)
NET ASSETS — 100.0%		18,020,623

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	988	06/21/2024	USD	262,129	4,139

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	34,053	USD 17,892,638	USD 5,570.00	6/28/2024	(104,202)
Written Put Options Contracts as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	34,053	USD 17,892,638	USD 4,185.00	6/28/2024	(26,221)
Total Written Options Contracts (Premiums Received $130,559)						(130,423)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,624,725	$—	$—	$18,624,725
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,139	$—	$—	$4,139
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(104,202)	—	—	(104,202)

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(26,221)	$—	$—	$(26,221)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(126,284)	$—	$—	$(126,284)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (a) (b)	$185,159	$2,490,925	$1,817,512	$—	$—	$858,572	858,572	$12,846	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.